Investor A C Institutional And Class R [Member] Investment Objectives and Goals - Investor A, C, Institutional and Class R - BlackRock Mid-Cap Value Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Mid-Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Mid-Cap Value Fund (the “Fund”), a series of BlackRock Mid-Cap Value Series, Inc. (the “Corporation”), is to seek capital appreciation and,
Objective, Secondary [Text Block]	secondarily, income, by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.